24. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions Tables
Related party transactions

The following transactions were incurred with UPC for the periods noted:

(in thousands)	2017	2016

Management fees:
Base and variable fees	$1,108	$1,291
Discretionary fees	-	77
Commission fees	289	116
	$1,397	$1,484

Related party compensation

The following compensation was awarded to key management personnel:

(in thousands)	2017	2016

Salaries and short-term employee benefits	$(1,348)	$(1,163)
Share-based compensation	(834)	(262)
Key management personnel compensation	$(2,182)	$(1,425)